Loan Receivable (Details) - Schedule of loans receiveble - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans Receiveble Abstract
Loan receivable	$ 10,522,456
Loan interest receivable	157,837
Total	$ 10,680,293